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                                                            [METLIFE LETTERHEAD]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

July 16, 2008

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: First MetLife Investors Insurance Company and
    First MetLife Investors Variable Annuity Account One
    File Nos. 333-96773/811-08306
    (Class VA, Class AA and Class B)
    Rule 497(j) Certification
    -------------------------

Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of three Prospectus Supplements, dated July 14, 2008 to the three Prospectuses dated April 28, 2008 (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements dated July 14, 2008 contained in Post-Effective Amendment No. 17 for the Account filed electronically with the Commission on July 10, 2008.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company